Information by Segment	6 Months Ended
Jun. 30, 2019
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Information by Segment

Note 23. Information by Segment

The information by segment is presented considering the Company’s business units (as defined in Note 1) based on its products and services, which is consistent with the internal reporting presented to the Chief Operating Decision Maker. A segment is a component of the Company that engages in business activities from which it earns revenues, and incurs the related costs and expenses, including revenues, costs and expenses that relate to transactions with any of Company’s other components. All segments’ operating results are reviewed regularly by the Chief Operating Decision Maker, which makes decisions about the resources that would be allocated to the segment and to assess its performance, and for which financial information is available.

In 2018, FEMSA made a change to the disclosure related to the businesses segments formerly named as FEMSA Comercio’s “Retail Division” by removing those operations that are not directly related to Proximity store business, including restaurant and discount retail units, from this segment. The business segment is now named the FEMCO – “Proximity Division” and will only include Proximity and Proximity-related operations, most of which operate today under the OXXO brand across markets. The removed operations are included in “Other.”

Inter-segment transfers or transactions are entered into and presented under accounting policies of each segment, which are the same to those applied by the Company. Intercompany operations are eliminated and presented within the consolidation adjustment column included in the tables below. Selected information of the condensed consolidated statements of operations by geographic operating segment for the six-month period ended as of June 30, 2019 and 2018 is as follows:

a) By Business Unit:

2019	Coca-Cola FEMSA		FEMCO – Proximity Division		FEMCO – Health Division		FEMCO – Fuel Division		Heineken Investment		Other (1)		Consolidation Adjustments		Consolidated
Total revenues	Ps.	94,444	Ps.	88,440	Ps.	28,004	Ps.	23,268	Ps.	—	Ps.	20,149	Ps.	(9,934)	Ps.	244,371
Intercompany revenue		2,697		157		—		7		—		7,073		(9,934)		—
Gross profit		43,095		34,636		8,202		2,324		—		4,965		(2,430)		90,792
Administrative expenses		—		—		—		—		—		—		—		9,519
Selling expenses		—		—		—		—		—		—		—		58,992
Other income		—		—		—		—		—		—		—		935
Other expenses		—		—		—		—		—		—		—		2,454
Interest expense		3,475		2,706		578		593		—		1,188		(1,570)		6,970
Interest income		551		171		8		64		4		2,253		(1,523)		1,528
Other net finance income (3)		—		—		—		—		—		—		—		(1,897)
Income before income taxes and share of the profit of equity accounted investees		8,939		4,824		420		94		1		(1,035)		180		13,423
Income taxes		2,519		40		65		33		(493)		1,945		—		4,109
Share of the profit of equity accounted investees, net of tax		(64)		(22)		—		—		3,138		—		—		3,052

Net income from continuing operations		—		—		—		—		—		—		—		12,366

Net income from discontinued operations		—		—		—		—		—		—		—		—

Non-cash items other than depreciation and amortization (2)		360		159		9		72		—		494		—		1,094

Investments in equity accounted investees	10,618	252	—	—	83,724	261	—	94,855
Total assets	259,728	109,392	53,694	16,092	85,674	158,582	(51,149)	632,013
Total liabilities	130,538	90,709	40,948	15,154	3,297	70,887	(51,242)	300,291
Investments in fixed assets (4)	3,961	4,505	595	244	—	998	(83)	10,220

(1)	Includes other companies and corporate (see Note 1).
(2)	Includes bottle breakage.
(3)	Includes foreign exchange loss, net; gain on monetary position for subsidiaries in hyperinflationary economies; and market value loss on financial instruments.
(4)	Includes acquisitions and disposals of property, plant and equipment, intangible assets and other long-lived assets.

2018	Coca-Cola FEMSA		FEMCO – Proximity Division		FEMCO – Health Division		FEMCO – Fuel Division		Heineken Investment		Other (1)		Consolidation Adjustments		Consolidated
Total revenues	Ps.	88,692	Ps.	80,134	Ps.	25,834	Ps.	22,104	Ps.		Ps.	20,443	Ps.	(10,268)	Ps.	226,939
Intercompany revenue		2,456		117		—		—		—		7,695		(10,268)
Gross profit		41,073		29,569		7,789		1,803		—		5,158		(2,105)		83,287
Administrative expenses		—		—		—		—		—		—		—		8,513
Selling expenses		—		—		—		—		—		—		—		55,299
Other income		—		—		—		—		—		—		—		605
Other expenses		—		—		—		—		—		—		—		1,867
Interest expense		3,688		833		396		101		—		1,051		(1,191)		4,878
Interest income		426		176		58		128		4		1,653		(1,191)		1,254
Other net finance expenses (3)		—		—		—		—		—		—		—		375
Income before income taxes and share of the profit of equity accounted investees		8,175		4,987		573		244		—		960		24		14,963
Income taxes		2,499		139		363		73		1		1,746		—		4,821
Share of the profit of equity accounted investees, net of tax		(110)		(12)		—		—		3,120		1		—		2,999

Net income from continuing operations		—		—		—		—		—		—		—		13,141

Net income from discontinued operations		—		—		—		—		—		—		—		166

Consolidated net income		—		—		—		—		—		—		—		13,307

Depreciation and a amortization		4,802		2,324		494		71		—		396		—		8,087
Non-cash items other than depreciation and amortization		372		177		9		6				72		—		636

Investments in equity accounted investees (5)		10,518		84		—		—		83,461		252		—		94,315
Total assets (5)		263,787		75,146		35,881		7,015		86,340		150,674		(42,462)		576,381
Total liabilities (5)		132,037		56,468		23,357		6,142		4,054		61,340		(42,559)		240,839
Investments in fixed assets (4)		11,069		9,441		1,162		520		—		2,391		(317)		24,266

(1)	Includes other companies and corporate (see Note 1).
(2)	Includes bottle breakage.
(3)	Includes foreign exchange gain, net; gain on monetary position for subsidiaries in hyperinflationary economies; and market value loss on financial instruments.
(4)	Includes acquisitions and disposals of property, plant and equipment, intangible assets and other long-lived assets.
(5)	As of December 31, 2018

b)	By Geographic Area:

The Company aggregates geographic areas into the following for the purposes of its consolidated financial statements: (i) Mexico and Central America division (comprising the following countries: Mexico, Guatemala, Nicaragua, Costa Rica and Panama) and (ii) the South America division (comprising the following countries: Brazil, Argentina, Colombia, Chile, Ecuador, Peru and Uruguay). (iii) Europe (comprised of the Company’s equity method investment in Heineken Group). For further information related with aggregates geographic areas see Note 24.2 Disaggregation of revenue.

Geographic disclosure for the Company non-current assets is as follow:

	June 30, 2019		December 31, 2018
Mexico and Central America (1)	Ps.	233,686	Ps.	195,310
South America (2)		137,247		120,003
Europe		83,724		83,461

Consolidated	Ps.	454,657	Ps.	398,774

(1)	Domestic (Mexico only) non-current assets were Ps. 228,201 and Ps. 185,857, as of June 30, 2019 and December 31, 2018, respectively.
(2)

South America non-current assets includes Brazil, Argentina, Colombia, Chile and Uruguay. Brazilian non-current assets were Ps. 76.921 and Ps. 76,869, as of June 30, 2019 and December 31, 2018, respectively. Colombia non-current assets were Ps. 17,227 and Ps. 16,664, as of June 30, 2019 and December 31, 2018, respectively. Argentina non-current assets were Ps. 4,808 and Ps. 4,538, as of June 30, 2019 and December 31, 2018, respectively. Chile non-current assets were Ps. 33,248 and Ps. 16,787, as of June 30, 2019 and December 31, 2018, respectively. Uruguay non-current assets were Ps. 5,012 and Ps. 5,145, as of June 30, 2019 and December 31, 2018, respectively.